UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer:
		Dunham Funds
		10251 Vista Sorrento Pkwy, Ste. 200
		San Diego, CA 92121

2.	The name of each series or class of securities for which this Form is filed
	(If the Form is being filed for all series and classes of securities of the issuer,
	check the box but do not list series or classes):			[ ]
		Dunham Long/Short Credit Fund
		Dunham International Stock Fund
		Dunham Large Cap Value Fund
		Dunham Small Cap Value Fund
		Dunham Emerging Markets Stock Fund
		Dunham Small Cap Growth Fund
		Dunham Corporate/Government Bond Fund
		Dunham Real Estate Stock Fund
		Dunham High-Yield Bond Fund
		Dunham Monthly Distribution Fund
		Dunham Dynamic Macro Fund
		Dunham Focused large Cap Growth Fund
		Dunham Floating Rate Bond Fund
		Dunham International Opportunity Bond Fund

3.	Investment Company Act File Number:		811-22153

	Securities Act File Number:		333-147999

4(a).	Last day of fiscal year for which this Form is filed:		October 31, 2021

4(b).		Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the
		issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).		Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):			$732,166,487

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$370,640,465

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:	$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$370,640,465

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)			$361,526,022

	(vi) Redemption credits available for use in future years		$(0)
	- if Item 5(i) is less than Item 5(iv) [subtract Item
	5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):		X	0.0000927

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):	=		$33,513.46

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here :		0	. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :	0 .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

				+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$	33,513.46

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				1/21/2022

	Method of Delivery:

	x	Wire Transfer

		Mail or other means

		SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities
	and on the dates indicated.

	By (Signature and Title)	/s/James Colantino

		Assistant Treasurer

	Date	1/25/2022